ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare		¥ 668,197	¥ 772,590
Tax payable		194,406	803,116
Funds collected on behalf of third-party guarantee companies (i)		27,925	425,920
Accrued customer incentives		54,703	81,297
Accrued advertisement expenses		15,467	62,472
Payable to investors		110,227	68,011
Liabilities from quality assurance program and guarantee		22,783	4,397
Others		115,207	106,749
Total accrued expenses and other liabilities	$ 185,275	1,208,915	2,324,552
Guarantee fee		0	107,000
Guarantee funds		¥ 0	¥ 314,000